SM&R INVESTMENTS, INC.

Supplement dated September 4, 2007 to the December 31, 2006
Class A and B Prospectus


PLEASE NOTE: This supplement replaces the supplement dated August 28, 2007 which incorrectly referred to the record date as October 15, 2007. The supplement dated September 4, 2007 correctly refers to the record date of October 5, 2007.

Disclosures Related to the SM&R Alger Technology Fund, the SM&R Alger Aggressive Growth Fund, the SM&R Alger Small-Cap Fund, and the SM&R Alger Growth Fund

Proposed Reorganization Affecting the SM&R Alger Technology Fund

     On August 23, 2007, the Board of Directors of SM&R Investments, Inc. approved, subject to the approval of the shareholders of the SM&R Alger Technology Fund, an Agreement and Plan of Reorganization providing for the reorganization of the SM&R Alger Technology Fund into the Spectra Technology Fund, a separate series of The Spectra Funds (the "Reorganization"). If the Reorganization is approved by the shareholders of the SM&R Alger Technology Fund, shareholders of the fund will become shareholders of the Spectra Technology Fund within a reasonable time thereafter. The Reorganization is intended to be a tax-free transaction for federal income tax purposes.

     The Spectra Technology Fund has substantially similar investment objectives, investment strategies, and management policies as the SM&R Alger Technology Fund. Fred Alger Management, Inc. serves as the investment adviser to the Spectra Technology Fund and the investment sub-adviser to the SM&R Alger Technology Fund.

     The proposed Agreement and Plan of Reorganization provides that the SM&R Alger Technology Fund will transfer all of its assets to the Spectra Technology Fund, in return for shares of the Spectra Technology Fund and the assumption of all of the stated liabilities of the SM&R Alger Technology Fund by the Spectra Technology Fund. After the transfer, shares of the Spectra Technology Fund will be distributed to each shareholder of the SM&R Alger Technology Fund based on the value of the shareholder's investment in the SM&R Alger Technology Fund. The SM&R Alger Technology Fund will then be liquidated and dissolved.

     The Board of Directors of SM&R Investments, Inc. has called a special meeting of the shareholders of the SM&R Alger Technology Fund to be held on or about November 26, 2007, at which such shareholders will be asked to vote on the Reorganization. Only shareholders of record of the SM&R Alger Technology Fund as of the close of business on the record date, anticipated to be on or about October 5, 2007, will be entitled to vote on the Reorganization. Please note that the Board of Directors of SM&R Investments, Inc. reserves the right, under certain circumstances, to terminate and abandon the Agreement and Plan of Reorganization.

     This disclosure is not an offer to sell, nor a solicitation of an offer to buy, shares of the Spectra Technology Fund, nor is it a solicitation of a proxy. A notice of the special meeting will be mailed to shareholders of the SM&R Alger Technology Fund on or about October 22, 2007, along with a Proxy Statement/Prospectus that will explain the material terms of the Reorganization and discuss the investment objectives, principal investment strategies, and risks of the Spectra Technology Fund.

Proposed Reorganization Affecting the SM&R Alger Aggressive Growth Fund

     On August 23, 2007, the Board of Directors of SM&R Investments, Inc. approved, subject to the approval of the shareholders of the SM&R Alger Aggressive Growth Fund, an Agreement and Plan of Reorganization providing for the reorganization of the SM&R Alger Aggressive Growth Fund into the Alger Capital Appreciation Fund, a separate series of The Alger Funds (the "Reorganization"). If the Reorganization is approved by the shareholders of the SM&R Alger Aggressive Growth Fund, shareholders of the fund will become shareholders of the Alger Capital Appreciation Fund within a reasonable time thereafter. The Reorganization is intended to be a tax-free transaction for federal income tax purposes.

     The Alger Capital Appreciation Fund has substantially similar investment objectives, investment strategies, and management policies as the SM&R Alger Aggressive Growth Fund. Fred Alger Management, Inc. serves as the investment adviser to the Alger Capital Appreciation Fund and the investment sub-adviser to the SM&R Alger Aggressive Growth Fund.

     The proposed Agreement and Plan of Reorganization provides that the SM&R Alger Aggressive Growth Fund will transfer all of its assets to the Alger Capital Appreciation Fund, in return for shares of the Alger Capital Appreciation Fund and the assumption of all of the stated liabilities of the SM&R Alger Aggressive Growth Fund by the Alger Capital Appreciation Fund.
After the transfer, shares of the Alger Capital Appreciation Fund will be distributed to each shareholder of the SM&R Alger Aggressive Growth Fund based on the value of the shareholder's investment in the SM&R Alger Aggressive Growth Fund. The SM&R Alger Aggressive Growth Fund will then be liquidated and dissolved.

     The Board of Directors of SM&R Investments, Inc. has called a special meeting of the shareholders of the SM&R Alger Aggressive Growth Fund to be held on or about November 26, 2007, at which such shareholders will be asked to vote on the Reorganization. Only shareholders of record of the SM&R Alger Aggressive Growth Fund as of the close of business on the record date, anticipated to be on or about October 5, 2007, will be entitled to vote on the Reorganization.
Please note that the Board of Directors of SM&R Investments, Inc. reserves the right, under certain circumstances, to terminate and abandon the Agreement and Plan of Reorganization.

     This disclosure is not an offer to sell, nor a solicitation of an offer to buy, shares of the Alger Capital Appreciation Fund, nor is it a solicitation of a proxy. A notice of the special meeting will be mailed to shareholders of the SM&R Alger Aggressive Growth Fund on or about October 22, 2007, along with a Proxy Statement/Prospectus that will explain the material terms of the Reorganization and discuss the investment objectives, principal investment strategies, and risks of the Alger Capital Appreciation Fund.

Proposed Reorganization Affecting the SM&R Alger Small-Cap Fund

     On August 23, 2007, the Board of Directors of SM&R Investments, Inc. approved, subject to the approval of the shareholders of the SM&R Alger Small-Cap Fund, an Agreement and Plan of Reorganization providing for the reorganization of the SM&R Alger Small-Cap Fund into the Alger SmallCap Growth Fund, a separate series of The Alger Funds (the "Reorganization"). If the Reorganization is approved by the shareholders of the SM&R Alger Small-Cap Fund, shareholders of the fund will become shareholders of the Alger SmallCap Growth Fund within a reasonable time thereafter. The Reorganization is intended to be a tax-free transaction for federal income tax purposes.

     The Alger SmallCap Growth Fund has substantially similar investment objectives, investment strategies, and management policies as the SM&R Alger Small-Cap Fund. Fred Alger Management, Inc. serves as the investment adviser to the Alger SmallCap Growth Fund and the investment sub-adviser to the SM&R Alger Small-Cap Fund.

     The proposed Agreement and Plan of Reorganization provides that the SM&R Alger Small-Cap Fund will transfer all of its assets to the Alger SmallCap Growth Fund, in return for shares of the Alger SmallCap Growth Fund and the assumption of all of the stated liabilities of the SM&R Alger Small-Cap Fund by the Alger SmallCap Growth Fund. After the transfer, shares of the Alger SmallCap Growth Fund will be distributed to each shareholder of the SM&R Alger Small-Cap Fund based on the value of the shareholder's investment in the SM&R Alger Small-Cap Fund. The SM&R Alger Small-Cap Fund will then be liquidated and dissolved.

     The Board of Directors of SM&R Investments, Inc. has called a special meeting of the shareholders of the SM&R Alger Small-Cap Fund to be held on or about November 26, 2007, at which such shareholders will be asked to vote on the Reorganization. Only shareholders of record of the SM&R Alger Small-Cap Fund as of the close of business on the record date, anticipated to be on or about October 5, 2007, will be entitled to vote on the Reorganization. Please note that the Board of Directors of SM&R Investments, Inc. reserves the right, under certain circumstances, to terminate and abandon the Agreement and Plan of Reorganization.

     This disclosure is not an offer to sell, nor a solicitation of an offer to buy, shares of the Alger SmallCap Growth Fund, nor is it a solicitation of a proxy. A notice of the special meeting will be mailed to shareholders of the SM&R Alger Small-Cap Fund on or about October 22, 2007, along with a Proxy Statement/Prospectus that will explain the material terms of the Reorganization and discuss the investment objectives, principal investment strategies, and risks of the Alger SmallCap Growth Fund.

Restrictions on New Purchases and Exchanges for Shares of the SM&R Alger Small-Cap Fund

     Effective June 1, 2007, Class A shares and Class B shares the SM&R Alger Small-Cap Fund (the "Fund") will be available for purchase only by existing shareholders of the Fund who maintain open accounts. Shareholders who own shares of the Fund as of May 31, 2007 will still be permitted to purchase additional shares of the Fund for as long as they continue to own shares of the Fund. In the event a shareholder no longer owns any shares of the Fund after May 31, 2007, such shareholder will no longer be eligible to purchase shares of the Fund.

     Also effective June 1, 2007, shareholders of other series of SM&R Investments, Inc. will no longer be permitted to exchange any of their shares for shares of the Fund, unless the shareholders are also eligible to purchase shares of the Fund as described above.

     Securities Management and Research, Inc., the Fund's investment adviser and principal underwriter, reserves the right at any time to modify or eliminate these restrictions.

Proposed Reorganization Affecting the SM&R Alger Growth Fund

     On August 23, 2007, the Board of Directors of SM&R Investments, Inc. approved, subject to the approval of the shareholders of the SM&R Alger Growth Fund, an Agreement and Plan of Reorganization providing for the reorganization of the SM&R Alger Growth Fund into the Alger LargeCap Growth Fund, a separate series of The Alger Funds (the "Reorganization"). If the Reorganization is approved by the shareholders of the SM&R Alger Growth Fund, shareholders of the fund will become shareholders of the Alger LargeCap Growth Fund within a reasonable time thereafter. The Reorganization is intended to be a tax-free transaction for federal income tax purposes.

     The Alger LargeCap Growth Fund has substantially similar investment objectives, investment strategies, and management policies as the SM&R Alger Growth Fund. Fred Alger Management, Inc. serves as the investment adviser to the Alger LargeCap Growth Fund and the investment sub-adviser to the SM&R Alger Growth Fund.

     The proposed Agreement and Plan of Reorganization provides that the SM&R Alger Growth Fund will transfer all of its assets to the Alger LargeCap Growth Fund, in return for shares of the Alger LargeCap Growth Fund and the assumption of all of the stated liabilities of the SM&R Alger Growth Fund by the Alger LargeCap Growth Fund. After the transfer, shares of the Alger LargeCap Growth Fund will be distributed to each shareholder of the SM&R Alger Growth Fund based on the value of the shareholder's investment in the SM&R Alger Growth Fund. The SM&R Alger Growth Fund will then be liquidated and dissolved.

     The Board of Directors of SM&R Investments, Inc. has called a special meeting of the shareholders of the SM&R Alger Growth Fund to be held on or about November 26, 2007, at which such shareholders will be asked to vote on the Reorganization. Only shareholders of record of the SM&R Alger Growth Fund as of the close of business on the record date, anticipated to be on or about October 5, 2007, will be entitled to vote on the Reorganization. Please note that the Board of Directors of SM&R Investments, Inc. reserves the right, under certain circumstances, to terminate and abandon the Agreement and Plan of Reorganization.

     This disclosure is not an offer to sell, nor a solicitation of an offer to buy, shares of the Alger LargeCap Growth Fund, nor is it a solicitation of a proxy. A notice of the special meeting will be mailed to shareholders of the SM&R Alger Growth Fund on or about October 22, 2007, along with a Proxy Statement/Prospectus that will explain the material terms of the Reorganization and discuss the investment objectives, principal investment strategies, and risks of the Alger LargeCap Growth Fund.


Form 9094-S (9/07)